SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment useful life [text block]
Upon entering commercial production stage, capitalized costs associated with the acquisition of the mineral property or the development of the mine, are amortized using the various methods based in the asset categories as follows:

Corporate assets	two to seven years, straight line
Vehicles	three to five years, straight line
Production and related equipment	units of production over proven and probable resources
General infrastructure	units of production over proven and probable resources
Earthmoving equipment	estimated hours
Mineral properties	units of production over proven and probable resources
Assets under construction	not depreciated until ready for use